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                          UBS Tactical Allocation Fund

      Supplement to the Prospectus and Statement of Additional Information
                             dated February 15, 2004




                                                                   June 30, 2004


Dear Investor,


This is a supplement to the Prospectus and Statement of Additional Information of the fund listed above. The purpose of this supplement is to notify you of the following:

     o UBS Tactical Allocation Fund has been renamed:

                           "UBS U.S. Allocation Fund"



                                                                   Item # ZS-260